Income tax - Summary of deferred income tax reconciliation (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Non-capital loss carryforward	$ 11,092	$ 9,140	$ 9,608
Resource expenditures	2,647	2,507	2,763
Equipment	272	239	193
Share issue and legal costs	15	22	31
Other	11,957	11,355	1,113
Deferred tax assets	25,983	23,263	13,708
Unrecognized tax assets	(25,954)	$ (23,263)	(13,680)
Net deferred income tax assets	29		28
Deferred income tax liabilities:
Foreign exchange on loan	(29)		(28)
Net deferred income tax liabilities	(29)		(28)
Net deferred income tax	$ 0		$ 0